Debt including Capital Lease Obligations - Retiring of Credit Facility and 7.5% Senior Notes (Details) (USD $) In Millions, unless otherwise specified		12 Months Ended			1 Months Ended
	Feb. 28, 2013 7.5% Senior Notes due 2014 Senior notes	Dec. 31, 2013 7.5% Senior Notes due 2014 Loss on debt extinguishment Line of credit facility	Dec. 31, 2013 7.5% Senior Notes due 2014 Loss on debt extinguishment Senior notes	Dec. 31, 2013 7.5% Senior Notes due 2014 and Credit Facility Loss on debt extinguishment Senior notes and line of credit	Feb. 28, 2013 Senior notes 7.875% Senior Secured Notes due 2021	Dec. 31, 2013 Senior notes 7.875% Senior Secured Notes due 2021	Feb. 05, 2013 Senior notes 7.875% Senior Secured Notes due 2021	Feb. 28, 2013 Senior notes 7.5% Senior Notes due 2014	Dec. 31, 2012 Senior notes 7.5% Senior Notes due 2014
Extinguishment of Debt [Line Items]
Net proceeds from issuance of senior notes					$ 457
Stated interest rate on debt instrument	7.50%				7.875%	7.875%	7.875%	7.50%	7.50%
Write off of deferred financing costs		$ 5	$ 1	$ 6